Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
Earnings (loss) per share

The Company is required to present basic earnings per share and diluted earnings per share in accordance with ASC 260. Earnings per share are based on the weighted average number of shares outstanding during the period after consideration of the dilutive effect, if any, for common stock equivalents, including stock options and restricted share units. Basic earnings per common share are computed by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per common share are computed by dividing net income by the weighted average number of shares of common stock outstanding and dilutive securities outstanding during the period under the treasury method.

The following table sets forth the computation of basic and diluted net (loss) income per common share attributable to Arcos Dorados Holdings Inc. for all years presented:

	For the fiscal years ended December 31,
	2017	2016	2015
Net income (loss) attributable to Arcos Dorados Holdings Inc. available to common shareholders	$129,166	$78,810	$(51,633)
Weighted-average number of common shares outstanding - Basic	210,935,685	210,646,955	210,436,232
Incremental shares from assumed exercise of stock options (i)	—	—	—
Incremental shares from vesting of restricted share units	1,060,726	377,653	160,122
Weighted-average number of common shares outstanding - Diluted	211,996,411	211,024,608	210,596,354

Basic net income (loss) per common share attributable to Arcos Dorados Holdings Inc.	$0.61	$0.37	$(0.25)
Diluted net income (loss) per common share attributable to Arcos Dorados Holdings Inc.	$0.61	$0.37	$(0.25)

(i)
Options to purchase shares of common stock were outstanding during fiscal years 2017, 2016 and 2015. See Note 17 for details. These options were not included in the computation of diluted earnings per share because their inclusion would have been anti-dilutive.